Hartford Alpha Capture Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 2.6%
2,323	Tesla, Inc.*	$722,941
	Capital Goods - 4.6%
364	Axon Enterprise, Inc.*	192,105
546	FTAI Aviation Ltd.	112,476
86	GE Vernova, Inc.	85,165
411	General Electric Co.	147,989
187	L3Harris Technologies, Inc.	51,810
380	Parker-Hannifin Corp.	371,081
1,215	Vertiv Holdings Co. Class A	293,508
		1,254,134
	Consumer Discretionary Distribution & Retail - 4.0%
2,979	Amazon.com, Inc.*	809,037
379	Five Below, Inc.*	82,292
268	Lowe's Cos., Inc.	55,693
1,830	Wayfair, Inc. Class A*	155,367
		1,102,389
	Consumer Services - 2.6%
957	Booking Holdings, Inc.	184,605
1,050	DoorDash, Inc. Class A*	205,968
242	Royal Caribbean Cruises Ltd.	77,029
1,955	Starbucks Corp.	205,764
406	Viking Holdings Ltd.*	42,366
		715,732
	Consumer Staples Distribution & Retail - 0.8%
2,261	U.S. Foods Holding Corp.*	227,434
	Energy - 1.0%
1,009	Targa Resources Corp.	272,803
	Equity Real Estate Investment Trusts (REITs) - 2.0%
2,063	Simon Property Group, Inc. REIT	473,190
274	Welltower, Inc. REIT	64,237
		537,427
	Financial Services - 3.9%
142	Corpay, Inc.*	54,260
1,230	KKR & Co., Inc.	124,759
1,385	Mastercard, Inc. Class A	793,743
44	MSCI, Inc.	25,179
6,096	Rocket Cos., Inc. Class A*	78,638
		1,076,579
	Food, Beverage & Tobacco - 1.6%
1,455	Monster Beverage Corp.*	140,233
1,559	Philip Morris International, Inc.	297,488
		437,721
	Health Care Equipment & Services - 1.1%
496	Elevance Health, Inc.	186,417
68	IDEXX Laboratories, Inc.*	38,017
223	Intuitive Surgical, Inc.*	78,792
		303,226
	Materials - 0.4%
1,680	Freeport-McMoRan, Inc.	105,218
	Media & Entertainment - 18.8%
2,628	Alphabet, Inc. Class A	935,910
7,676	Alphabet, Inc. Class C	2,737,645
354	EchoStar Corp. Class A*	29,768
1,494	Meta Platforms, Inc. Class A	831,725
5,220	Netflix, Inc.*	374,326
452	Reddit, Inc. Class A*	63,583
394	Spotify Technology SA*	196,976
		5,169,933
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
814	Eli Lilly & Co.		$935,156
230	Illumina, Inc.*		47,173
1,582	Merck & Co., Inc.		205,976
330	Natera, Inc.*		88,361
171	United Therapeutics Corp.*		88,528
393	Waters Corp.*		148,283
			1,513,477
	Semiconductors & Semiconductor Equipment - 28.3%
1,280	Advanced Micro Devices, Inc.*		609,472
447	Applied Materials, Inc.		226,929
3,761	Broadcom, Inc.		1,464,082
423	Cerebras Systems, Inc. Class A*		84,054
2,400	KLA Corp.		438,768
1,115	Lam Research Corp.		326,717
1,123	Marvell Technology, Inc.		210,630
938	Micron Technology, Inc.		772,002
18,089	NVIDIA Corp.		3,631,367
			7,764,021
	Software & Services - 9.7%
65	AppLovin Corp. Class A*		25,733
235	Cadence Design Systems, Inc.*		79,905
604	Cloudflare, Inc. Class A*		168,504
490	Datadog, Inc. Class A*		131,305
3,032	Microsoft Corp.		1,409,031
1,400	Oracle Corp.		181,818
3,132	Palantir Technologies, Inc. Class A*		385,424
556	Palo Alto Networks, Inc.*		184,497
1,380	Samsara, Inc. Class A*		51,433
199	Snowflake, Inc.*		58,363
			2,676,013
	Technology Hardware & Equipment - 12.3%
6,584	Apple, Inc.		2,033,863
1,674	Arista Networks, Inc.*		301,906
1,867	Corning, Inc.		258,113
2,040	Flex Ltd.*		232,050
261	Sandisk Corp.*		317,071
263	Seagate Technology Holdings PLC		225,162
			3,368,165
	Transportation - 0.5%
838	CH Robinson Worldwide, Inc.		123,798
	Total Common Stocks (cost $29,284,983)		$27,371,011
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 19,109
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of $19,115;
collateralized by U.S. Treasury Note at 4.25%,
maturing 07/31/2028, with a market value of
$19,518
			$19,109
	Total Short-Term Investments (cost $19,109)		$19,109
	Total Investments (cost $29,304,092)	99.8%	$27,390,120
	Other Assets and Liabilities	0.2%	61,081
	Net Assets	100.0%	$27,451,201
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

1

Hartford Alpha Capture Growth ETF
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$27,371,011	$27,371,011	$—	$—
Short-Term Investments	19,109	—	19,109	—
Total	$27,390,120	$27,371,011	$19,109	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.

2

Hartford Equity Premium Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.4%
460	Tesla, Inc.*	$143,157
	Banks - 4.3%
4,098	Fifth Third Bancorp	231,537
2,345	JP Morgan Chase & Co.(1)	824,947
5,386	Wells Fargo & Co.(1)	465,620
		1,522,104
	Capital Goods - 8.5%
1,426	Boeing Co.*	308,216
450	Cummins, Inc.	285,390
739	Eaton Corp. PLC	306,833
630	Ferguson Enterprises, Inc.	147,628
368	FTAI Aviation Ltd.	75,808
1,382	General Electric Co.	497,617
1,439	ITT, Inc.	282,015
1,256	Johnson Controls International PLC	184,205
254	L3Harris Technologies, Inc.	70,373
349	Parker-Hannifin Corp.	340,809
2,355	RTX Corp.	506,843
		3,005,737
	Consumer Discretionary Distribution & Retail - 8.3%
6,555	Amazon.com, Inc.*(1)	1,780,207
70	AutoZone, Inc.*	211,137
875	Dick's Sporting Goods, Inc.	171,421
1,760	Lowe's Cos., Inc.	365,746
844	Pool Corp.	156,739
2,591	Wayfair, Inc. Class A*	219,976
		2,905,226
	Consumer Services - 1.4%
952	DoorDash, Inc. Class A*	186,744
831	Marriott International, Inc. Class A	309,822
		496,566
	Consumer Staples Distribution & Retail - 2.7%
3,517	BJ's Wholesale Club Holdings, Inc.*(1)	343,892
175	Casey's General Stores, Inc.	152,425
4,217	Walmart, Inc.(1)	468,931
		965,248
	Energy - 3.0%
1,565	Diamondback Energy, Inc.	317,617
1,382	EOG Resources, Inc.	205,489
774	Phillips 66	163,840
757	Targa Resources Corp.	204,670
2,444	Williams Cos., Inc.(1)	174,844
		1,066,460
	Equity Real Estate Investment Trusts (REITs) - 1.3%
1,959	Welltower, Inc. REIT(1)	459,268
	Financial Services - 5.8%
379	Goldman Sachs Group, Inc.(1)	385,966
2,274	Intercontinental Exchange, Inc.	346,739
2,320	KKR & Co., Inc.	235,318
1,132	Mastercard, Inc. Class A(1)	648,749
3,382	Nasdaq, Inc.(1)	318,551
7,827	Rocket Cos., Inc. Class A*	100,968
		2,036,291
	Food, Beverage & Tobacco - 1.8%
2,312	Monster Beverage Corp.*	222,831
2,098	Philip Morris International, Inc.	400,340
		623,171
	Health Care Equipment & Services - 2.4%
3,229	Edwards Lifesciences Corp.*(1)	277,920
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Health Care Equipment & Services - 2.4% - (continued)
775	HCA Healthcare, Inc.	$312,007
1,170	Veeva Systems, Inc. Class A*	238,423
		828,350
	Insurance - 1.9%
1,772	Arthur J Gallagher & Co.(1)	441,972
639	Chubb Ltd.	224,085
		666,057
	Materials - 2.3%
581	Linde PLC	277,939
1,514	Sherwin-Williams Co.	516,047
		793,986
	Media & Entertainment - 10.5%
6,546	Alphabet, Inc. Class A(1)	2,331,227
739	EchoStar Corp. Class A*	62,142
2,482	Liberty Media Corp.-Liberty Formula One Class C*	243,559
1,472	Meta Platforms, Inc. Class A(1)	819,477
3,166	Netflix, Inc.*(1)	227,034
		3,683,439
	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
300	Bridgebio Pharma, Inc.*	24,027
710	Eli Lilly & Co.(1)	815,676
2,098	Gilead Sciences, Inc.(1)	273,181
3,577	Merck & Co., Inc.(1)	465,725
661	Vertex Pharmaceuticals, Inc.*	315,363
		1,893,972
	Semiconductors & Semiconductor Equipment - 18.9%
1,671	Advanced Micro Devices, Inc.*(1)	795,647
3,260	Broadcom, Inc.(1)	1,269,053
2,689	KLA Corp.	491,603
797	Micron Technology, Inc.	655,955
14,891	NVIDIA Corp.(1)	2,989,368
1,669	Texas Instruments, Inc.	460,210
		6,661,836
	Software & Services - 7.2%
234	AppLovin Corp. Class A*	92,641
4,585	Microsoft Corp.(1)	2,130,741
1,136	Oracle Corp.(1)	147,532
1,271	Palantir Technologies, Inc. Class A*	156,409
		2,527,323
	Technology Hardware & Equipment - 9.5%
7,306	Apple, Inc.(1)	2,256,896
1,632	Cisco Systems, Inc.	189,296
2,130	Corning, Inc.	294,472
38	Flex Ltd.*	4,323
489	Keysight Technologies, Inc.*	156,030
156	Sandisk Corp.*	189,513
275	Seagate Technology Holdings PLC	235,436
		3,325,966
	Telecommunication Services - 0.3%
1,133	Space Exploration Technologies Corp. Class A*(2)	122,783
	Utilities - 1.6%
1,816	Atmos Energy Corp.(1)	313,769
2,410	WEC Energy Group, Inc.	263,702
		577,471
	Total Common Stocks (cost $31,061,192)	$34,304,411

3

Hartford Equity Premium Income ETF
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.7%
$ 240,425
Fixed Income Clearing Corp. Repurchase
Agreement dated 07/31/2026 at 3.64%, due on
08/03/2026 with a maturity value of $240,498;
collateralized by U.S. Treasury Note at 4.25%,
maturing 07/31/2028, with a market value of
$245,281
			$240,425
	Securities Lending Collateral - 0.3%
125,480	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(3)		125,480
	Total Short-Term Investments (cost $365,905)		$365,905
	Total Investments (cost $31,427,097)	98.5%	$34,670,316
	Other Assets and Liabilities	1.5%	528,237
	Net Assets	100.0%	$35,198,553
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	All, or a portion of the security, was pledged as collateral in connection with written option contracts. As of July 31, 2026, the market value of securities pledged was $15,498,453.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Call
SPDR S&P 500 Option	752.39	USD	08/03/2026	(95)	USD	(9,500)	$(3,971)	$(11,751)	$7,780
SPDR S&P 500 Option	752.86	USD	08/04/2026	(94)	USD	(9,400)	(4,663)	(11,627)	6,964
SPDR S&P 500 Option	742.23	USD	08/05/2026	(94)	USD	(9,400)	(63,879)	(11,439)	(52,440)
SPDR S&P 500 Option	752.22	USD	08/06/2026	(94)	USD	(9,400)	(14,218)	(11,627)	(2,591)
SPDR S&P 500 Option	755.70	USD	08/07/2026	(95)	USD	(9,500)	(11,846)	(11,846)	—
Total Written Option Contracts exchange-traded option contracts							$(98,577)	$(58,290)	$(40,287)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	24	09/18/2026	$902,310	$(2,998)
Total futures contracts				$(2,998)
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent Financial Statements and Other Information.

4

Hartford Equity Premium Income ETF
Schedule of Investments – (continued)
July 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$34,304,411	$34,304,411	$—	$—
Short-Term Investments	365,905	125,480	240,425	—
Total	$34,670,316	$34,429,891	$240,425	$—
Liabilities
Futures Contracts(2)	$(2,998)	$(2,998)	$—	$—
Written Options	(98,577)	—	(98,577)	—
Total	$(101,575)	$(2,998)	$(98,577)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

5

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Currency Abbreviations:
USD	United States Dollar
Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

6